UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

(Read instructions at end of Form before preparing Form)

--------------------------------------------------------------------------------
1.                    Name and address of issuer:

STARBOARD INVESTMENT TRUST
116 SOUTH FRANKLIN STREET
POST OFFICE BOX 69
ROCKY MOUNT, NC  27802-0069

--------------------------------------------------------------------------------
2.	The name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

[  ]

Cavalier Dividend Income Fund                                                                                      Cavalier Multi-Strategist Fund
Cavalier Dynamic Growth Fund                                                                                       Cavalier Non Traditional Fund
Cavalier Dynamic Total Return Fund                                                                         Cavalier Tactical Rotation Fund
Cavalier Fundamental Growth Fund                                                                            Cavalier Traditional Equity Fund
Cavalier High Income Fund                                                                                                  Cavalier Traditional Fixed Income Fund

--------------------------------------------------------------------------------
3.                    Investment Company Act File Number:                                                                          811-22298

Securities Act File Number:                                                                                                         333-159484

--------------------------------------------------------------------------------
4(a).             Last day of fiscal year for which this Form is filed:

05/31/15

--------------------------------------------------------------------------------
4(b).	Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

[  ]

Note:  If Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).             Check box if this is the last time issuer will be filing this Form.

[  ]

--------------------------------------------------------------------------------
5.	Calculation of registration fee.

(i)	Aggregate sale price of securities sold during			$43,080,590
	the fiscal year pursuant to Section 24(f):

(ii)	Aggregate price of securities redeemed or		$12,174,642
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year
	ending no earlier than October 11, 1995
	that were not previously used to reduce		$0
	registration fees payable to the Commission:

(iv)	Total available redemption credits			$12,174,642
	[add Items 5(ii) and 5(iii)]:

(v)	Net Sales -- if Item 5(i) is greater than Item 5(iv)			$30,905,948
	[subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future
	years- if Item 5(i) is less than Item 5(iv)			$0
	[subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee	X		0.0001162
	(See Instruction C.9):

(viii)	Registration fee due [multiply Item 5(v) by	=		$3,591.27
	Item 5(vii)] (enter "0" if no fee is due):

--------------------------------------------------------------------------------
6.	Prepaid Shares.

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:___N/A___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:___N/A____.

--------------------------------------------------------------------------------
7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

		+		$0.00

--------------------------------------------------------------------------------
8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

= $3,591.27

--------------------------------------------------------------------------------
9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

8/28/2015

Method of Delivery:
	|X|	Wire Transfer (CIK 0001464413)

	|_|	Mail or other means

--------------------------------------------------------------------------------
SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*	/s/ Matthew J. Beck
Matthew J. Beck Secretary

Date:	August 28, 2015

*Please print the name and title of the signing officer below the signature.